Condensed parent company financial information - Condensed Parent Company statement of profit/(loss) and other comprehensive income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Parent Company Statement of Profit/(Loss) and Other Comprehensive Income [Line Items]
(Losses)/gains on cash flow hedges, including related tax	$ 0	$ 1	$ (2)
Parent Company [member]
Parent Company Statement of Profit/(Loss) and Other Comprehensive Income [Line Items]
(Losses)/gains on cash flow hedges, including related tax	$ 2	$ 1	$ (2)